Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net Loss	$ (10,678,557)	$ (6,572,827)	$ (15,901,051)	$ (11,873,555)	$ (24,230,220)	$ (17,665,788)
Foreign currency translation (loss) gain	(132,071)	(67,788)	(156,137)	(35,048)	(55,557)	50,844
Comprehensive loss	$ (10,810,628)	$ (6,640,615)	$ (16,057,188)	$ (11,908,603)	$ (24,285,777)	$ (17,614,944)